UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03031

Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments • September 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (a) (58.9%)
975	Austin, TX, Water & Wastewater System Ser 2008	1.57%	10/05/18	05/15/31	$975,000
700	Colorado Springs, CO, Utilities System Sub Lien Ser 2008 A	1.57	10/05/18	11/01/38	700,000
1,000	Columbia, SC, Waterworks & Sewer System Ser 2009	1.56	10/05/18	02/01/38	1,000,000
1,000	Delaware Health Facilities Authority, Christiana Care Health Services Ser 2010 B	1.59	10/05/18	10/01/40	1,000,000
1,000	District of Columbia, The Pew Charitable Trusts Ser 2008 A	1.56	10/05/18	04/01/38	1,000,000
	District of Columbia Water & Sewer Authority,
800	Public Utility Ser 2014 B-2	1.55	10/05/18	10/01/50	800,000
1,000	Public Utility Sub Lien Ser B-1	1.55	10/05/18	10/01/50	1,000,000
1,000	Emery County, UT, Pacificorp Ser 1994	1.55	10/05/18	11/01/24	1,000,000
	Gainesville, FL,
200	Utilities System 2007 Ser A	1.57	10/05/18	10/01/36	200,000
800	Utilities System 2008 Ser B	1.58	10/05/18	10/01/38	800,000
1,100	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2012 I-1	1.55	10/05/18	11/15/26	1,100,000
	Houston, TX,
100	Combined Utility System First Lien Ser 2004 B-2	1.56	10/05/18	05/15/34	100,000
600	Combined Utility System First Lien Ser 2004 B-5	1.56	10/05/18	05/15/34	600,000
500	Indiana Finance Authority, Trinity Health Ser 2008 D-1	1.54	10/05/18	12/01/34	500,000
1,200	King County, WA, Junior Lein Sewer Ser 2001 B	1.57	10/05/18	01/01/32	1,200,000
700	Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-3	1.59	10/05/18	01/01/39	700,000
	Massachusetts Water Resources Authority,
1,000	Gen Ser 2008 A-3	1.58	10/05/18	08/01/37	1,000,000
650	Multi-Modal Sub 1999 Ser B	1.58	10/05/18	08/01/28	650,000
490	Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2	1.54	10/05/18	10/01/39	490,000
700	Nebraska Investment Finance Authority, Single Family Housing Bonds Ser 2017 C	1.57	10/05/18	09/01/47	700,000
500	New York State Energy Research & Development Authority Facilities, Consolidated Edison Co. Ser 2005 Subser A-2	1.58	10/05/18	05/01/39	500,000
600	New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A	1.57	10/05/18	11/15/37	600,000
500	North Texas Tollway Authority, TX, Ser 2009 D	1.56	10/05/18	01/01/49	500,000
1,000	Orlando Utilities Commission, FL, Utility System Ser 2008-2	1.58	10/05/18	10/01/33	1,000,000
500	Texas, Veterans Ser 2015 B	1.59	10/05/18	06/01/46	500,000
	Texas Transportation Commission,
400	Mobility Fund Ser 2006 B	1.58	10/05/18	04/01/36	400,000
500	State Highway Fund First Tier Revenue Bonds, Ser 2014 B-1	1.56	10/05/18	04/01/32	500,000
1,000	Utah Water Finance Agency, Ser 2008 B	1.61	10/05/18	10/01/37	1,000,000
1,000	Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs	1.55	10/05/18	06/01/23	1,000,000
	Total Weekly Variable Rate Bonds (Cost $21,515,000)				21,515,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (14.4%)
500	Atlanta Airport Enterprise, GA, Third Lien Airport General Revenue Commercial Paper Notes, Series H-1	1.75%	1.75%	12/05/18	500,000
548	California Department of Water Resources, Ser 2	1.70	1.70	10/30/18	548,000
500	Honolulu City & County, Hawaii General Obligation Commercial Paper Notes, Ser B-1	1.59	1.59	10/04/18	500,000
500	Lincoln, NE, Lincoln Electric System Ser 2018	1.72	1.72	11/05/18	500,000
1,000	Omaha Public Power District, NE, Ser A	1.66	1.66	10/16/18	1,000,000
1,000	Texas A&M, Tax-Exempt Revenue Financing System Ser B	1.74	1.74	12/03/18	1,000,000
900	University of Texas Revenue System	1.58	1.58	10/03/18	900,000
300	University of Texas Regents, Financing System Ser 2016 A	1.71	1.71	10/17/18	300,000
	Total Commercial Paper (Cost $5,248,000)				5,248,000

PRINCIPAL AMOUNT (000)		COUPON RATE	DEMAND DATE(b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (a) (12.3%)
1,600	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012 (c)	1.71%	10/01/18	11/01/42	1,600,000
1,200	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5	1.68	10/02/18	05/01/34	1,200,000
1,200	New York City, NY, Fiscal 2008 Ser J Subser J-3	1.68	10/02/18	08/01/23	1,200,000
500	Triborough Bridge & Tunnel Authority, NY, Ser 2002 F	1.68	10/01/18	11/01/32	500,000
	Total Daily Variable Rate Bonds (Cost $4,500,000)				4,500,000
	Closed-End Investment Company (a) (6.8%)
2,500	Western Asset Managed Municipals Fund, Inc., VRDP Ser 1 (AMT) (c) (Cost $2,500,000)	1.71	10/05/18	03/04/45	2,500,000
	Floating Rate Notes (a) (4.1%)
1,000	Massachusetts, 2007 Ser A	2.03	11/01/18	11/01/18	1,000,050
500	New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2014 B-1	1.58	10/05/18	04/01/44	500,000
	Total Floating Rate Notes (Cost $1,500,050)				1,500,050

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Municipal Bonds & Notes (3.5%)
1,000	California, Ser 2008, dtd 09/27/18	5.50%	1.70%	10/18/18	1,001,781
265	New York City, NY, Fiscal 2013 Ser A Subser A-1, dtd 09/17/18	5.00	1.72	10/01/18	265,000
	Total Municipal Bonds & Notes (Cost $1,266,781)				1,266,781
	Total Investments (Cost $36,529,831) (d)(e)			100.0%	36,529,831
	Other Assets in Excess of Liabilities			0.0 (f)	9,767
	Net Assets			100.0%	$36,539,598

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
VRDP	Variable Rate Demand Preferred.
(a)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund engaged in cross-trade purchases of $600,000 and sales of $14,370,000, which resulted in no net realized gains.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.

Morgan Stanley Tax-Free Daily Income Trust

Summary of Investments • September 30, 2018 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/18	Percentage of Total Investments
Weekly Variable Rate Bonds	58.9%
Commercial Paper	14.4
Daily Variable Rate Bonds	12.3
Closed-End Investment Companies	6.8
Floating Rate Notes	4.1
Municipal Bonds & Notes	3.5
100.0%

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments • September 30, 2018 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$21,515,000	$—	$21,515,000
Commercial Paper	—	5,248,000	—	5,248,000
Daily Variable Rate Bonds	—	4,500,000	—	4,500,000
Closed-End Investment Company	—	2,500,000	—	2,500,000
Floating Rate Notes	—	1,500,050	—	1,500,050
Municipal Bonds & Notes	—	1,266,781	—	1,266,781
Total Assets	$—	$36,529,831	$—	$36,529,831

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018